SCHEDULE OF TRANSLATION OF FOREIGN CURRENCIES (Details)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Year Ended RMB USD Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Translation of Foreign Currencies Rate	6.8109	6.9937	7.1636
RMB USD Average Annual Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Translation of Foreign Currencies Rate	6.8932	7.1862	7.2526
Year Ended HKD USD Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Translation of Foreign Currencies Rate	7.8420	7.7832	7.8499
HKD USD Average Annual Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Translation of Foreign Currencies Rate	7.8243	7.7959	7.7924